Note 1 - Corporate Information (Details Textual) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2024 USD ($)	Jul. 18, 2023	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Aug. 07, 2024 $ / shares	Mar. 27, 2024 USD ($)	May 31, 2013
Net Income (Loss) Attributable to Parent	$ (13,500)		$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Retained Earnings (Accumulated Deficit)			$ (89,784)		$ (89,784)		$ (76,301)	$ (94,992)
Pieris Pharmaceuticals, Inc. [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Cash, Cash Equivalents, and Short-Term Investments			$ 19,400		$ 19,400		$ 26,400
Net Income (Loss) Attributable to Parent			(2,887)	$ (10,752)	(11,369)	$ (19,959)	(24,543)	$ (33,277)
Retained Earnings (Accumulated Deficit)			(326,333)		(326,333)		(314,964)	$ (290,421)
Pieris Pharmaceuticals, Inc. [Member] | Series F Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares									$ 0.01
Preferred Stock, Voting Rights, Number of Votes Per Share									25,000,000
Pieris Pharmaceuticals, Inc. [Member] | Series F Preferred Stock [Member] | Board of Directors Chairman [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares									$ 0.001
Shares Issued, Price Per Share (in dollars per share) | $ / shares									$ 1
Pieris Pharmaceuticals, Inc. [Member] | B P Assets X I I Inc [Member] | License [Member] | Exclusive Product License Agreement [Member] | Phase 2 Trials [Member]
Contracts Receivable, Claims and Uncertain Amounts										$ 15,000
Pieris Pharmaceuticals, Inc. [Member] | B P Assets X I I Inc [Member] | License [Member] | Exclusive Product License Agreement [Member] | Pivotal Clinical Trials [Member]
Contracts Receivable, Claims and Uncertain Amounts										$ 40,000
Pieris Pharmaceuticals, Inc. [Member] | Severance and Benefits Costs [Member]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent		70.00%
Restructuring and Related Cost, Cost Incurred to Date							7,500
Severance Costs							$ 2,400
Restructuring and Related Cost, Expected Cost Remaining			$ 4,300		$ 4,300
Pieris Pharmaceuticals GmbH [Member] | Pieris Pharmaceuticals, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired											100.00%